Schedule of Investments
May 31, 2025
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–98.43%
California–95.64%
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	$780	$785,978
Alameda (County of), CA Redevelopment Successor Agency (Eden Area Redevelopment); Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,003
Bay Area Toll Authority; Series 2024 H, VRD RB(b)	0.85%	04/01/2059	12,500	12,500,000
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	260	260,932
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	40	40,026
Burbank-Glendale-Pasadena Airport Authority;
Series 2024 B, RB(c)	5.25%	07/01/2040	2,250	2,368,362
Series 2024 B, RB(c)	5.25%	07/01/2042	3,000	3,111,154
Series 2024 B, RB(c)	5.25%	07/01/2044	4,250	4,376,573
California (State of);
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	20	20,245
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	10	10,122
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	5	5,045
Series 1997, GO Bonds	5.13%	10/01/2027	15	15,025
Series 2000, GO Bonds	5.63%	05/01/2026	10	10,021
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,008
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,007
Series 2023, Ref. GO Bonds	5.00%	10/01/2042	5,000	5,159,087
California (State of) Community Choice Financing Authority (Clean Energy); Series 2024, RB(d)	5.00%	04/01/2032	5,000	5,249,604
California (State of) Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2023, RB(d)	5.25%	04/01/2030	6,930	7,272,530
Series 2024, RB(d)	5.00%	08/01/2032	2,500	2,572,064
California (State of) Community Choice Financing Authority (Green Bonds);
Series 2023 C, RB(d)	5.25%	10/01/2031	5,000	5,178,600
Series 2023 D, RB(d)	5.50%	11/01/2028	7,000	7,346,480
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District); Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	150	151,074
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	623,376
California (State of) County Tobacco Securitization Agency; Series 2007 A, RB	5.00%	06/01/2036	3,780	3,592,649
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	6.00%	06/01/2042	4,110	4,141,102
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.); Series 2002, RB	6.00%	06/01/2035	660	661,010
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2020 A, Ref. RB	4.00%	06/01/2049	2,305	1,959,148
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2020, Ref. RB	5.00%	06/01/2049	345	335,141
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	165	165,187
California (State of) Educational Facilities Authority;
Series 2015, Ref. RB(d)(e)	5.00%	11/01/2025	115	116,023
Series 2015, Ref. RB	5.00%	11/01/2036	1,735	1,740,143
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	724,449
California (State of) Enterprise Development Authority (Heights Christian Schools); Series 2023 A, RB(f)	6.00%	06/01/2043	4,690	4,451,057
California (State of) Enterprise Development Authority (Real Journey Academies Obligated Group);
Series 2024 A, RB(f)	5.00%	06/01/2034	1,000	1,015,306
Series 2024 A, RB(f)	5.00%	06/01/2044	2,300	2,196,701
California (State of) Enterprise Development Authority (Rocklin Academy (The));
Series 2024, RB(f)	5.00%	06/01/2034	500	512,740
Series 2024, RB(f)	5.00%	06/01/2044	750	721,493
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	$1,750	$1,759,160
California (State of) Health Facilities Financing Authority (City of Hope);
Series 2012 A, RB	5.00%	11/15/2032	4,275	4,279,986
Series 2012 A, RB	5.00%	11/15/2035	12,280	12,291,601
Series 2012 A, RB	5.00%	11/15/2039	4,905	4,907,199
California (State of) Health Facilities Financing Authority (Commonspirit Health); Series 2020 A, Ref. RB	4.00%	04/01/2040	2,500	2,325,240
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	1,755,598
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,009,517
Series 2015 A, Ref. RB	5.00%	02/01/2040	5,200	5,200,809
California (State of) Health Facilities Financing Authority (Northern California Presbyterian Homes & Services, Inc.); Series 2015, Ref. RB (INS - Cal-Mortgage)(a)	5.00%	07/01/2044	2,300	2,300,515
California (State of) Health Facilities Financing Authority (Providence Health & Services);
Series 2014 A, RB	5.00%	10/01/2029	500	500,612
Series 2014 A, RB	5.00%	10/01/2030	700	700,775
Series 2014 A, RB	5.00%	10/01/2038	3,420	3,420,804
Series 2014 B, RB	5.00%	10/01/2044	5,000	4,999,769
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	1,873,208
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,546,010
California (State of) Housing Finance Agency;
Series 2019 A-2, RB	4.00%	03/20/2033	7,746	7,695,875
Series 2021-1A, Revenue Ctfs.	3.50%	11/20/2035	5,268	4,893,658
California (State of) Infrastructure & Economic Development Bank (Brightline West Passenger Rail) (Green Bonds); Series 2025 B, Ref. RB(c)(d)(f)	9.50%	01/01/2035	2,000	1,938,543
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	1,505	1,545,368
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	795,372
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	932,907
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	757,771
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	931,092
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,096,812
California (State of) Municipal Finance Authority (American Heritage Education Foundation); Series 2016 A, Ref. RB	5.00%	06/01/2036	1,000	1,004,391
California (State of) Municipal Finance Authority (Bold Program); Series 2021 A, RB	4.00%	09/01/2051	1,500	1,200,641
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	6,385	6,701,739
Series 2018, RB	5.00%	05/15/2037	2,500	2,549,455
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,233,173
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,098,549
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,317,341
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	1,974,975
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,064,979
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	3,464,715
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	3,555,717
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,026,249
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,517,400
Series 2017 A, Ref. RB	5.00%	02/01/2034	3,750	3,778,555
Series 2017 A, Ref. RB	5.00%	02/01/2035	4,000	4,022,109
Series 2017 A, Ref. RB	5.00%	02/01/2036	2,000	2,006,992
California (State of) Municipal Finance Authority (Eisenhower Medical Centers); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,197,122
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Municipal Finance Authority (Eskaton Properties, Inc.);
Series 2024, Ref. RB	5.00%	11/15/2036	$1,410	$1,482,351
Series 2024, Ref. RB	5.00%	11/15/2037	10	10,424
Series 2024, Ref. RB	5.00%	11/15/2040	2,790	2,860,930
California (State of) Municipal Finance Authority (Humangood - California Obligated Group); Series 2019 A, Ref. RB	5.00%	10/01/2044	5,000	4,981,116
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(c)	5.00%	12/31/2033	8,385	8,498,811
Series 2018 A, RB(c)	5.00%	12/31/2034	6,500	6,558,464
Series 2018, RB(c)	5.00%	12/31/2035	2,700	2,718,328
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	440,118
Series 2015, RB	5.00%	11/01/2035	1,100	1,099,988
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,010,200
Series 2017 A, RB	5.25%	11/01/2029	750	759,552
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities); Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,610,066
California (State of) Municipal Finance Authority (St. Mary’s School - Aliso Viejo); Series 2024, RB	4.65%	05/01/2030	1,045	1,055,604
California (State of) Municipal Finance Authority (Turning Point Schools); Series 2024, Ref. RB(f)	5.00%	06/01/2034	500	502,861
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, RB(c)	4.00%	07/15/2029	15,455	15,053,425
California (State of) Pollution Control Financing Authority (CalPlant I) (Green Bonds);
Series 2017, RB (Acquired 11/09/2018-02/12/2019; Cost $4,096,042)(c)(f)(g)(h)	7.50%	07/01/2032	4,000	40
Series 2020, RB (Acquired 10/06/2020; Cost $601,778)(c)(f)(g)(h)	7.50%	07/01/2032	630	6
California (State of) Pollution Control Financing Authority (Plant Bonds);
Series 2012, RB(c)(f)	5.00%	07/01/2030	5,000	5,002,726
Series 2012, RB(c)(f)	5.00%	11/21/2045	10,000	9,471,104
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.);
Series 2023, RB(c)(f)	5.00%	07/01/2036	1,000	1,040,046
Series 2023, RB(c)(f)	5.00%	07/01/2037	1,000	1,034,594
Series 2023, RB(c)(f)	5.00%	07/01/2038	4,000	4,097,838
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(f)	5.00%	07/01/2039	1,500	1,512,999
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(c)	5.50%	12/01/2026	1,030	1,050,240
California (State of) Pollution Control Financing Authority (Waste Management, Inc.); Series 2002 C, RB(c)	4.25%	12/01/2027	3,000	3,022,268
California (State of) Public Finance Authority (California Crosspoint Academy); Series 2020 A, RB(f)	4.25%	07/01/2030	1,155	1,087,204
California (State of) Public Finance Authority (California University of Science and Medicine); Series 2019 A, RB(f)	6.25%	07/01/2054	12,900	13,218,781
California (State of) Public Finance Authority (Enso Village) (Green Bonds);
Series 2021, RB(f)	3.13%	05/15/2029	2,435	2,355,400
Series 2021, RB(f)	5.00%	11/15/2036	500	501,015
Series 2021, RB(f)	5.00%	11/15/2051	1,400	1,221,852
California (State of) Public Finance Authority (Excelsior Charter Schools); Series 2020 A, RB(f)	5.00%	06/15/2040	1,060	1,010,215
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(f)	5.00%	07/01/2036	600	574,124
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	15	15,000
Series 2004 B, RB	5.13%	06/01/2029	45	45,060
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,005
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,093
California (State of) Public Works Board (Various Capital); Series 2024, Ref. RB	5.00%	09/01/2038	1,500	1,628,446
California (State of) School Finance Authority;
Series 2024 A, RB(f)	5.50%	06/01/2043	2,165	2,111,019
Series 2025, RN(f)	4.40%	12/01/2026	2,500	2,503,470
California (State of) School Finance Authority (Aspire Public Schools Obligated Group); Series 2020 A, RB(f)	5.00%	08/01/2040	3,000	2,966,443
California (State of) School Finance Authority (Classical Academies Oceanside); Series 2017 A, Ref. RB(f)	4.00%	10/01/2027	1,300	1,301,376
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) School Finance Authority (Escuela Popular);
Series 2017, RB(e)(f)	5.50%	07/01/2027	$430	$443,013
Series 2017, RB(f)	5.50%	07/01/2027	150	150,981
Series 2017, RB(f)	6.25%	07/01/2037	1,295	1,313,158
California (State of) School Finance Authority (Granada Hills Charter Obligated Group);
Series 2024, RB(f)	5.00%	07/01/2031	295	317,179
Series 2024, RB(f)	5.00%	07/01/2032	310	331,571
Series 2024, RB(f)	5.00%	07/01/2033	325	345,904
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(f)	5.00%	07/01/2032	1,705	1,721,641
California (State of) School Finance Authority (KIPP LA); Series 2015 A, RB(f)	5.00%	07/01/2035	500	500,190
California (State of) School Finance Authority (TEACH Public Schools); Series 2019 A, RB(f)	5.00%	06/01/2039	740	715,948
California (State of) Statewide Communities Development Authority;
Series 2020 B, RB	4.00%	09/02/2025	115	114,954
Series 2020 B, RB	4.00%	09/02/2026	115	115,068
Series 2024, RB	5.00%	09/01/2044	400	397,515
California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2025, Ref. RB(f)	5.00%	11/01/2035	2,250	2,313,739
Series 2025, Ref. RB(f)	5.13%	11/01/2040	2,700	2,711,125
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	178,869
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(c)	5.20%	06/01/2036	695	695,360
California (State of) Statewide Communities Development Authority (John Muir Health);
Series 2016 A, Ref. RB	5.00%	08/15/2051	3,000	2,932,734
Series 2024 A, Ref. RB	5.00%	12/01/2039	3,045	3,249,041
Series 2024 A, Ref. RB	5.25%	12/01/2042	3,650	3,879,036
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB(f)	5.00%	06/01/2036	5,000	5,008,434
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center); Series 2014, RB	5.25%	12/01/2034	3,000	3,001,189
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC- California College of the Arts); Series 2019, RB(f)	5.00%	07/01/2029	1,495	1,514,277
California (State of) Statewide Communities Development Authority (Statewide Community Infrastructure Program);
Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,522,621
Series 2021 C-1, RB	2.25%	09/02/2026	910	874,357
Series 2021 C-1, RB	4.00%	09/02/2051	2,505	2,016,998
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC); Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,516,196
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program);
Series 2002 A, RB	6.00%	05/01/2037	1,710	1,745,818
Series 2002 B, RB	6.00%	05/01/2043	750	751,673
Series 2002, RB	6.00%	05/01/2043	750	765,691
California Community Choice Financing Authority (Clean Energy) (Green Bonds);
Series 2024 F, RB(d)	5.00%	11/01/2032	15,000	15,881,199
Series 2024, RB(d)	5.00%	10/01/2032	10,000	10,420,617
California State University; Series 2016 A, Ref. RB	5.00%	11/01/2041	4,000	4,039,387
Cathedral (City of), CA Redevelopment Agency Successor Agency (Merged Redevelopment); Series 2021 A, Ref. RB (INS - BAM)(a)	4.00%	08/01/2035	200	198,560
Central Valley Energy Authority; Series 2025, RB(d)	5.00%	08/01/2035	5,000	5,233,663
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	1,230	1,236,234
Series 2015 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2029	1,280	1,286,128
Series 2015 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2030	900	904,040
Series 2015 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2031	950	953,906
Chula Vista (City of), CA Municipal Financing Authority; Series 2015 B, Ref. RB	5.00%	09/01/2026	1,500	1,506,632
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,007
Dixon (City of), CA Improvement Area No. 1 (Community Facilities District No. 2013-1); Series 2019, RB	5.00%	09/01/2044	2,645	2,658,837
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Downey (City of), CA Community Development Commission (Downey Redevelopment); Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	$25	$25,057
El Centro (City of), CA Financing Authority (El Centro California Redevelopment); Series 2011, RB	6.63%	11/01/2025	425	426,221
El Dorado (County of), CA (Community Facilities District No. 1992-1 - El Dorado Hills Development);
Series 2012, Ref. RB	5.00%	09/01/2026	620	620,746
Series 2012, Ref. RB	5.00%	09/01/2027	790	791,220
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	296,577
Series 2017, RB	5.00%	09/01/2029	175	180,393
Fontana (City of), CA (The Gardens Phase One);
Series 2024, RB	5.00%	09/01/2039	1,000	1,026,867
Series 2024, RB	5.00%	09/01/2044	2,210	2,227,710
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2030	675	697,357
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2031	1,000	1,031,804
Series 2017 A, Ref. RB (INS - AGI)(a)	5.00%	04/01/2032	500	515,154
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB(e)	5.00%	06/01/2027	1,850	1,927,818
Grossmont Healthcare District; Series 2015 D, Ref. GO Bonds(d)(e)	4.00%	07/15/2025	7,000	7,008,370
Hemet Unified School District;
Series 2021, Ref. RB	4.00%	09/01/2026	225	226,221
Series 2021, Ref. RB	4.00%	09/01/2028	255	257,885
Series 2021, Ref. RB	4.00%	09/01/2032	335	334,644
Series 2021, Ref. RB	4.00%	09/01/2035	400	391,661
Series 2021, Ref. RB	4.00%	09/01/2036	200	193,926
Hollister (City of), CA Redevelopment Agency Successor Agency (Hollister Community Development);
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2031	1,675	1,677,476
Series 2014, Ref. RB (INS - BAM)(a)	5.00%	10/01/2032	1,305	1,306,815
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	15	15,111
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,056,341
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,116,537
Series 2013, Ref. RB	5.38%	09/01/2033	1,200	1,201,157
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	1,435	1,436,317
Imperial Irrigation District;
Series 2016 B-2, Ref. RB	5.00%	11/01/2041	5,455	5,481,756
Series 2017, Ref. RB	4.00%	11/01/2037	6,070	6,043,780
Independent Cities Finance Authority; Series 2014 A, Ref. RB	5.25%	05/15/2049	100	100,021
Inland Valley Development Agency; Series 2014 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2044	5,000	5,036,332
Jurupa Community Services District;
Series 2021 A, RB	4.00%	09/01/2031	100	100,635
Series 2021 A, RB	4.00%	09/01/2033	100	99,508
Series 2021 A, RB	4.00%	09/01/2034	165	163,650
Series 2021 A, RB	4.00%	09/01/2036	180	175,630
Series 2021 A, RB	4.00%	09/01/2039	135	125,678
Series 2021 A, RB	4.00%	09/01/2040	140	128,889
Lake Elsinore (City of), CA (Nichols Ranch); Series 2024, RB	5.00%	09/01/2039	500	513,434
Long Beach (City of), CA;
Series 2017 A, RB(c)	5.00%	05/15/2040	16,080	16,210,021
Series 2019, RB(c)	5.00%	05/15/2038	3,000	3,043,217
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	15	15,032
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	100	109,846
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,116
Los Angeles (City of), CA Department of Airports;
Series 2017, Sub. RB(c)	5.00%	05/15/2041	16,580	16,576,032
Series 2018 B, Ref. RB(c)	5.00%	05/15/2034	1,000	1,023,196
Series 2018 C, RB(c)	5.00%	05/15/2038	1,770	1,781,040
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport); Series 2018 D, Ref. RB(c)	5.00%	05/15/2030	$9,000	$9,452,452
Los Angeles (City of), CA Department of Water & Power;
Series 2017 A, RB	5.00%	07/01/2042	5,000	5,003,361
Series 2017 C, RB	5.00%	07/01/2042	5,525	5,529,898
Series 2023 C-1, RB(d)(e)	3.10%	06/02/2025	4,000	4,000,000
Series 2023 C-2, RB(d)(e)	3.10%	06/02/2025	15,000	15,000,000
Subseries 2002 A-3, Ref. VRD RB(b)	2.75%	07/01/2035	16,000	16,000,000
Los Angeles Unified School District (Election of 2004); Series 2025, GO Bonds	5.00%	07/01/2043	5,000	5,315,865
Los Angeles Unified School District (Election of 2008); Series 2016 A, GO Bonds(d)(e)	5.00%	07/01/2025	2,195	2,198,326
Los Angeles Unified School District (Green Bonds); Series 2024 QRR, GO Bonds	5.00%	07/01/2042	5,000	5,331,968
Madera (County of), CA (Valley Children’s Hospital); Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	290	299,423
Manteca (City of), CA (Community Facilities District No. 2023-1); Series 2024, RB	5.00%	09/01/2038	610	628,728
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGI)(a)	5.00%	09/01/2027	1,285	1,286,924
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	350,863
Series 2018 B, RB	5.00%	09/01/2033	250	258,059
Metropolitan Water District of Southern California; Series 2024 B-1, VRD RB(b)	1.22%	07/01/2047	500	500,000
Mountain House Public Financing Authority (Green Bonds);
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2036	310	311,663
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2037	495	493,215
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2039	470	459,650
Series 2020 A, RB (INS - BAM)(a)	4.00%	12/01/2040	600	584,817
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,011
Napa Valley Unified School District; Series 2016 C, Ref. GO Bonds	5.00%	08/01/2041	300	305,404
Natomas Unified School District; Series 2020 A, GO Bonds (INS - AGI)(a)	4.00%	08/01/2045	4,000	3,667,045
Northern California Tobacco Securitization Authority; Series 2021 B-1, Ref. RB	4.00%	06/01/2049	660	612,788
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	660	660,841
Series 2013 A, Ref. RB	5.00%	09/01/2027	720	720,925
Series 2013 A, Ref. RB	5.00%	09/01/2028	780	780,933
Ontario (City of), CA (Countryside Phase 2 South-Facilities);
Series 2024, RB	5.00%	09/01/2031	230	246,076
Series 2024, RB	5.00%	09/01/2032	240	257,826
Series 2024, RB	5.00%	09/01/2033	250	268,124
Series 2024, RB	5.00%	09/01/2034	265	284,314
Series 2024, RB	5.00%	09/01/2039	525	541,497
Orange (County of), CA Community Facilities District No. 2016-1 (Esencia Village); Series 2016 A, RB	5.00%	08/15/2046	1,000	1,002,123
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGI)(a)	5.00%	06/01/2029	2,000	2,002,581
Series 2014, Ref. RB (INS - AGI)(a)	5.00%	06/01/2032	1,250	1,251,524
Series 2014, Ref. RB (INS - AGI)(a)	5.00%	06/01/2033	1,500	1,501,817
Palm Desert (City of), CA;
Series 2021 A, Ref. RB	4.00%	09/01/2025	290	290,163
Series 2021 A, Ref. RB	4.00%	09/01/2026	300	301,446
Series 2021 A, Ref. RB	4.00%	09/01/2027	315	317,856
Series 2021 A, Ref. RB	4.00%	09/01/2030	250	252,728
Series 2021 A, Ref. RB	4.00%	09/01/2033	275	274,218
Series 2021 A, Ref. RB	4.00%	09/01/2036	300	292,454
Palm Springs Unified School District;
Series 2014, Ref. GO Bonds	4.00%	08/01/2033	1,155	1,155,028
Series 2014, Ref. GO Bonds	4.00%	08/01/2035	1,095	1,094,983
Palomar Health;
Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,522,411
Series 2016, Ref. RB	5.00%	11/01/2036	1,845	1,603,681
Series 2016, Ref. RB	5.00%	11/01/2039	6,320	5,200,823
Peninsula Corridor Joint Powers Board; Series 2019 A, Ref. RB	5.00%	10/01/2044	4,000	4,025,039
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Perris (City of), CA Joint Powers Authority; Series 2014 B, Ref. RB	5.00%	09/01/2038	$1,025	$1,025,413
Perris Elementary School District (Election of 2014); Series 2014 A, GO Bonds (INS - BAM)(d)(e)	6.00%	07/03/2025	205	205,501
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1);
Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,821,621
Series 2013, Ref. RB	5.25%	09/01/2033	200	202,776
Rancho Mirage (City of), CA (Reassessment District No. R22-85); Series 2002, Ref. RB	5.75%	09/02/2026	10	10,057
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,048
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	690,731
Regents of the University of California Medical Center; Series 2007 B-2, VRD Ref. RB(b)	0.70%	05/15/2032	1,765	1,765,000
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	4,050	4,081,644
Riverside (City of), CA (Community Facilities District No. 2006-1); Series 2013, RB	5.25%	09/01/2043	500	500,468
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	201,489
Riverside (County of), CA Public Financing Authority (Redevelopment Project Area No. 1, Desert Communities Development);
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2035	1,000	1,119,753
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2036	1,000	1,109,518
Series 2024, Ref. RB (INS - AGI)(a)	5.00%	10/01/2037	1,000	1,098,563
Riverside Unified School District (Community Facilities District No. 32);
Series 2020, RB	4.00%	09/01/2034	500	494,394
Series 2020, RB	4.00%	09/01/2037	500	479,868
Series 2020, RB	4.00%	09/01/2040	350	319,728
Riverside Unified School District (Community Facilities District No. 33);
Series 2021, RB	4.00%	09/01/2035	295	284,568
Series 2021, RB	4.00%	09/01/2036	305	293,895
Series 2021, RB	4.00%	09/01/2037	320	304,495
Series 2021, RB	4.00%	09/01/2038	330	307,767
Series 2021, RB	4.00%	09/01/2039	345	314,451
Series 2021, RB	4.00%	09/01/2040	190	172,990
Riverside Unified School District (Election of 2016);
Series 2019 B, GO Bonds	3.00%	08/01/2038	1,740	1,485,115
Series 2019 B, GO Bonds	3.00%	08/01/2039	4,250	3,545,119
Series 2019 B, GO Bonds	3.00%	08/01/2040	2,770	2,248,041
Romoland School District Community Facilities No. 2004-1;
Series 2013, RB	5.00%	09/01/2025	365	365,388
Series 2013, RB	5.00%	09/01/2026	440	440,529
Series 2013, RB	5.00%	09/01/2027	405	405,498
Series 2013, RB	5.00%	09/01/2028	500	500,590
Romoland School District Community Facilities No. 2022-2; Series 2024, RB	5.00%	09/01/2039	315	324,180
Roseville (City of), CA (Amoruso Ranch Community Facilities District No. 1); Series 2024, RB	5.00%	09/01/2044	700	690,564
Roseville (City of), CA (Villages at Sierra Vista Community Facilities District No. 1 - Public Facilities);
Series 2020, RB	4.00%	09/01/2033	235	234,006
Series 2020, RB	4.00%	09/01/2035	275	270,389
Series 2020, RB	4.00%	09/01/2037	320	305,947
Roseville Joint Union High School District (Election of 2016); Series 2017 A, GO Bonds	4.00%	08/01/2045	10,000	9,225,028
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom); Series 2019, RB	4.00%	06/01/2037	1,760	1,723,706
Sacramento (City of), CA Area Flood Control Agency (Natomas Basin Local Assessment District); Series 2014, RB (INS - BAM)(a)	5.00%	10/01/2039	1,900	1,901,548
Sacramento (City of), CA Financing Authority (Westlake and Regency Park);
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	850,715
Series 2013 A, Ref. RB (INS - AGI)(a)	5.00%	09/01/2026	715	715,705
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	455,337
Sacramento (County of), CA;
Series 2016 B, Ref. RB	5.00%	07/01/2041	6,560	6,573,968
Series 2018 C, Ref. RB(c)	5.00%	07/01/2037	6,000	6,075,968
Sacramento (County of), CA (Community Facilities District No. 2014-2); Series 2021, RB	4.00%	09/01/2046	650	556,342
Sacramento (County of), CA Public Financing Authority; Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	10	10,016
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Bernardino (County of), CA Redevelopment Agency Successor Agency (San Sevaine Redevelopment); Series 2016 B, Ref. RB (INS - AGI)(a)	5.00%	09/01/2028	$285	$286,551
San Clemente (City of), CA;
Series 2021, Ref. RB	4.00%	09/01/2026	100	100,543
Series 2021, Ref. RB	4.00%	09/01/2027	100	101,058
Series 2021, Ref. RB	4.00%	09/01/2028	100	101,315
Series 2021, Ref. RB	4.00%	09/01/2029	100	101,014
Series 2021, Ref. RB	4.00%	09/01/2030	100	100,428
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2025	190	190,623
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,846
Series 2013, Ref. RB	5.13%	09/02/2027	215	215,926
Series 2013, Ref. RB	5.25%	09/02/2028	225	226,015
Series 2013, Ref. RB	5.38%	09/02/2029	230	231,078
Series 2013, Ref. RB	5.38%	09/02/2030	240	241,004
Series 2013, Ref. RB	5.50%	09/02/2031	250	251,074
Series 2013, Ref. RB	5.50%	09/02/2032	270	271,104
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	545,619
Series 2013, Ref. RB	5.00%	09/01/2027	610	610,803
Series 2013, Ref. RB	5.00%	09/01/2028	640	640,796
Series 2013, Ref. RB	5.00%	09/01/2030	720	720,741
San Diego (City of), CA Public Facilities Financing Authority; Series 2018 A, RB	5.25%	08/01/2047	6,255	6,358,972
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement);
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,256,969
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,005,168
San Diego (City of), CA Redevelopment Agency (Centre City Redevelopment); Series 2003 B, RB	5.25%	09/01/2026	40	40,055
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	10	10,257
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2016 B, RB(c)	5.00%	05/01/2041	10,000	9,900,466
Series 2017 A, RB(c)	5.00%	05/01/2047	3,630	3,588,691
Series 2018 D, RB(c)	5.00%	05/01/2043	8,000	7,921,664
Series 2019 A, RB(c)	5.00%	05/01/2036	5,000	5,134,561
Series 2019 A, RB(c)	5.00%	05/01/2044	1,000	996,297
San Francisco (City & County of), CA Infrastructure & Revitalization Financing District No. 1;
Series 2022 A, RB(f)	5.00%	09/01/2027	230	238,824
Series 2022 A, RB(f)	5.00%	09/01/2032	400	424,765
Series 2022 B, RB(f)	5.00%	09/01/2032	400	424,765
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	944,952
San Jose (City of), CA;
Series 2017 A, Ref. RB(c)	5.00%	03/01/2035	500	503,462
Series 2017 A, Ref. RB(c)	5.00%	03/01/2036	1,000	1,004,618
Series 2017 A, Ref. RB(c)	5.00%	03/01/2037	3,765	3,775,218
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(c)	6.10%	01/01/2031	25	25,001
San Jose (City of), CA (Fallen Leaves Apartments); Series 2002 J-1, RB (INS - AMBAC)(a)(c)	5.10%	12/01/2032	3,180	3,179,843
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	6,590	6,597,066
San Luis Obispo (County of), CA (Paso Robles Courthouse); Series 2007, COP (INS - AGI)(a)	4.25%	10/15/2026	5	5,005
Santa Barbara (County of), CA; Series 2018 B, COP(c)	5.00%	12/01/2037	7,695	7,863,890
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(c)	5.85%	08/01/2031	1,225	1,227,548
Series 2010 A-1, RB (CEP - FHLMC)	4.75%	11/01/2027	3,975	3,976,477
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2025	925	926,065
Series 2012, Ref. RB	5.00%	11/15/2027	785	785,962
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,171,416
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	10	9,457
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Saugus Union School District Financing Authority;
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2038	$650	$633,931
Series 2021 A, RB (INS - BAM)(a)	4.00%	09/01/2041	260	244,048
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 A, RB(i)	0.00%	06/01/2036	6,000	3,259,844
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development); Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,047
Sonora Union High School District (Election of 2012); Series 2013 A, GO Bonds (INS - AGI)(a)	5.63%	08/01/2029	905	906,738
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,132,482
South San Francisco (City of), CA Public Facilities Financing Authority; Series 2021 A, RB	4.00%	06/01/2040	3,305	3,273,285
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1); Series 2014, Ref. RB (INS - AGI)(a)	4.00%	10/01/2034	500	499,977
Southern California Public Power Authority (Clean Energy); Series 2024 A, RB(d)	5.00%	09/01/2030	8,140	8,441,974
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,195,966
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,033,790
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	1,834,708
Series 2019, Ref. RB	5.00%	06/01/2048	11,105	10,566,028
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	300	300,398
Series 2013, RB	5.00%	10/01/2026	415	415,314
Series 2013, RB	5.00%	10/01/2027	700	700,876
Series 2013, RB	5.00%	10/01/2028	1,465	1,466,786
Series 2013, RB	5.00%	10/01/2029	1,490	1,491,675
Tahoe-Truckee Unified School District; Series 2016 B, GO Bonds	5.00%	08/01/2039	3,000	3,053,697
Three Rivers Levee Improvement Authority (Community Facilities District No. 2006-1);
Series 2021, Ref. RB	4.00%	09/01/2026	220	220,767
Series 2021, Ref. RB	4.00%	09/01/2028	260	262,307
Series 2021, Ref. RB	4.00%	09/01/2030	300	300,720
Series 2021, Ref. RB	4.00%	09/01/2032	100	98,964
Series 2021, Ref. RB	4.00%	09/01/2036	1,075	1,023,924
Series 2021, Ref. RB	4.00%	09/01/2041	2,840	2,517,259
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	10	10,069
Series 2002, RB	6.25%	09/01/2032	25	25,047
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	28,855
Tustin (City of), CA Community Facilities District (Tustin Legacy/John Laing Homes);
Series 2013, Ref. RB	5.00%	09/01/2025	445	446,729
Series 2013, Ref. RB	5.00%	09/01/2026	470	472,043
Series 2013, Ref. RB	5.00%	09/01/2027	490	492,183
Series 2013, Ref. RB	5.00%	09/01/2028	515	517,241
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015 A, Ref. RB (INS - BAM)(a)	5.00%	09/01/2038	4,155	4,164,317
University of California; Series 2025 BZ, Ref. RB	5.25%	05/15/2040	5,000	5,527,849
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	10	10,052
Series 2003 A, RB	6.13%	09/01/2034	30	30,149
Victor Elementary School District; Series 2015 B, GO Bonds	5.00%	08/01/2042	2,925	2,925,486
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGI)(a)	5.13%	12/01/2031	20	20,039
Western Riverside (County of), CA Water & Wastewater Financing Authority; Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,338,262
				771,791,164
Puerto Rico–2.53%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	2,595	2,620,033
Series 2002, RB	5.63%	05/15/2043	335	338,855
PR Custodial Trust; Series 2003 A, GO(i)	0.00%	03/15/2049	144	12,517
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
PRHTA Custodial Trust;
Series 2022 G, RB(g)	5.00%	12/06/2049	$19	$3,828
Series 2022 L, RB(g)	5.25%	12/06/2049	277	55,565
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(i)	0.00%	07/01/2033	215	145,655
Series 2021 A-1, GO Bonds	5.38%	07/01/2025	4,422	4,425,004
Series 2021 A-1, GO Bonds	5.63%	07/01/2027	184	189,174
Series 2021 A-1, GO Bonds	5.63%	07/01/2029	181	190,043
Series 2021 A-1, GO Bonds	5.75%	07/01/2031	176	188,530
Series 2021 A-1, GO Bonds	4.00%	07/01/2033	347	333,836
Series 2021 A-1, GO Bonds	4.00%	07/01/2035	150	141,786
Series 2021 A-1, GO Bonds	4.00%	07/01/2037	129	119,067
Series 2021 A-1, GO Bonds	4.00%	07/01/2041	175	150,172
Subseries 2022, RN(i)	0.00%	11/01/2043	688	413,394
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2021 B, RB(f)	5.00%	07/01/2025	4,060	4,063,585
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	470,002
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,000
Puerto Rico (Commonwealth of) GDB Debt Recovery Authority; Series 2023, RB	7.50%	08/20/2040	225	214,082
Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (AES Puerto Rico);
Series 2023 A, RB (Acquired 09/30/2008-03/25/2024; Cost $222,955)(h)	6.63%	01/01/2027	193	190,951
Series 2023 A, RB (Acquired 09/30/2008; Cost $1,750,721)(h)	6.63%	01/01/2028	1,472	1,451,650
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,030,010
Series 2018 A-1, RB	4.55%	07/01/2040	4	3,816
Series 2018 A-1, RB(i)	0.00%	07/01/2046	5	1,605
Series 2018 A-1, RB(i)	0.00%	07/01/2051	5	1,180
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,663
Series 2018 A-1, RB	5.00%	07/01/2058	5	4,698
Series 2019 A-2, RB	4.54%	07/01/2053	46	39,861
Series 2019 A-2, RB	4.78%	07/01/2058	620	555,834
				20,383,396
Guam–0.12%
Guam (Territory of); Series 2021 F, Ref. RB	4.00%	01/01/2042	1,120	990,493
Northern Mariana Islands–0.10%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(f)	5.00%	06/01/2030	860	832,480
Virgin Islands–0.04%
Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note);
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2025	170	170,444
Series 2006, RN (INS - NATL)(a)	5.00%	10/01/2026	125	125,319
				295,763
Total Municipal Obligations (Cost $810,797,008)				794,293,296
U.S. Dollar Denominated Bonds & Notes–0.02%
California–0.02%
CalPlant I LLC; Exit Facility(f)(j)	15.00%	07/01/2025	725	142,257
Puerto Rico–0.00%
AES Puerto Rico, Inc.(j)	12.50%	03/04/2026	48	46,538
Total U.S. Dollar Denominated Bonds & Notes (Cost $772,500)				188,795
			Shares
MuniFund Preferred Shares–0.25%
Nuveen California AMT-Free Quality Municipal Income Fund (Cost $2,000,000)(b)(f)			2,000,000	2,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

	Shares	Value

Preferred Stocks–0.00%
AES Puerto Rico, Inc., Pfd. (Cost $0)(j)	32,378	$0
TOTAL INVESTMENTS IN SECURITIES(k)–98.70% (Cost $813,569,508)		796,482,091
OTHER ASSETS LESS LIABILITIES–1.30%		10,495,007
NET ASSETS–100.00%		$806,977,098
Investment Abbreviations:
AGI	– Assured Guaranty Inc.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
Pfd.	– Preferred
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
Sub.	– Subordinated
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2025.

(c)	Security subject to the alternative minimum tax.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(f)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $87,862,789, which represented 10.89% of the Fund’s Net Assets.

(g)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2025 was $59,439, which represented less than 1% of the Fund’s Net Assets.

(h)	Restricted security. The aggregate value of these securities at May 31, 2025 was $1,642,647, which represented less than 1% of the Fund’s Net Assets.
(i)	Zero coupon bond issued at a discount.
(j)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(k)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$794,293,296	$—	$794,293,296
MuniFund Preferred Shares	—	2,000,000	—	2,000,000
U.S. Dollar Denominated Bonds & Notes	—	—	188,795	188,795
Preferred Stocks	—	—	0	0
Total Investments in Securities	—	796,293,296	188,795	796,482,091
Other Investments - Assets
Investments Matured	—	10	47,092	47,102
Total Investments	$—	$796,293,306	$235,887	$796,529,193
Invesco Limited Term California Municipal Fund